Risk information - Corporate exposures by industry (GICS) (Details) - Credit risk - SEK (kr) kr in Billions	Dec. 31, 2020	Dec. 31, 2019
Risk information
Gross exposure	kr 359.5	kr 347.5
Net exposure	359.5	347.5
Corporates
Risk information
Gross exposure	230.9	221.3
Net exposure	123.1	116.9
Corporates | IT and telecom
Risk information
Gross exposure	81.4	84.6
Net exposure	15.1	13.6
Corporates | Industrials
Risk information
Gross exposure	43.2	46.6
Net exposure	42.1	40.7
Corporates | Consumer goods
Risk information
Gross exposure	37.9	23.3
Net exposure	27.3	12.8
Corporates | Financials
Risk information
Gross exposure	25.6	21.2
Net exposure	10.7	16.6
Corporates | Materials
Risk information
Gross exposure	24.3	25.1
Net exposure	19.0	23.8
Corporates | Utilities
Risk information
Gross exposure	12.0	13.7
Net exposure	4.8	4.4
Corporates | Healthcare
Risk information
Gross exposure	4.8	4.8
Net exposure	3.8	4.6
Corporates | Energy
Risk information
Gross exposure	1.2	1.8
Net exposure	0.1	0.2
Corporates | Other
Risk information
Gross exposure	0.5	0.2
Net exposure	kr 0.2	kr 0.2